Mandatorily Redeemable Series A Preferred Stock - Additional Information (Detail)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2012 USD ($) shares	Sep. 30, 2011 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) Director shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) Director shares	Dec. 31, 2014 USD ($) shares	Nov. 09, 2016 USD ($)	Mar. 28, 2014 USD ($)	Jul. 01, 2013 shares	Sep. 13, 2011 shares
Class Of Stock [Line Items]
Common stock, shares issued | shares			22,229,570		22,229,570		22,139,480	22,039,600
Interest expense incurred					$ 4,936,000	$ 3,690,000	$ 5,078,000	$ 5,601,000
Series A Preferred Stock
Class Of Stock [Line Items]
Redeemable Series A preferred stock										$ 40,000,000
Preferred stock, liquidation value			$ 39,700,000		$ 39,700,000		$ 35,552,000	$ 30,687,000
Series A Preferred Stock | Subsequent Event
Class Of Stock [Line Items]
Redeemable Series A preferred stock									$ 40,329,000
Mandatorily Redeemable Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized | shares											100,000	200,000
Preferred stock, voting rights description					The holders of the shares of Series A Preferred Stock were not entitled to vote, but were entitled to elect four of the seven directors to the Board.		The holders of the Preferred Shares are not entitled to vote, but are entitled to elect four of the seven directors on the Board.
Number of directors entitled to be elected | Director					4		4
Number of directors | Director					7		7
Preferred stock, dividend rate per annum					15.00%		15.00%
Preferred shares issued for dividends | shares					4,148	3,581	4,865	4,218
Interest expense incurred			$ 1,813,000	$ 1,256,000	$ 4,936,000	$ 3,690,000	$ 5,652,000	$ 5,965,000
Interest expense capitalized to property, plant and equipment					$ 59,000	$ 463,000	574,000	$ 364,000
Mandatorily redeemable preferred shares date					Sep. 13, 2016
Mandatorily Redeemable Series A Preferred Stock | Minimum
Class Of Stock [Line Items]
Options to repay of preferred shares amount					$ 1,000,000		1,000,000
Redeemable Series A preferred stock							12,500,000
Mandatorily Redeemable Series A Preferred Stock | Tranche One
Class Of Stock [Line Items]
Transaction costs incurred in connection with the issuance of the preferred shares					1,698,000		1,698,000
Mandatorily Redeemable Series A Preferred Stock | Tranche Two
Class Of Stock [Line Items]
Transaction costs incurred in connection with the issuance of the preferred shares					$ 1,639,000		$ 1,639,000
Mandatorily Redeemable Series A Preferred Stock | Installment One
Class Of Stock [Line Items]
Preferred Stock, Dividend Payment Terms					Dividends accrued and accumulated on the Series A Preferred Stock, whether or not earned or declared, at the rate of 15% per annum and compound quarterly on April 1, July 1, October 1 and January 1.		Dividends accrue and accumulate on the Preferred Shares, whether or not earned or declared, at the rate of 15% per annum and compound quarterly on April 1, July 1, October 1 and January 1.
Series A Investor
Class Of Stock [Line Items]
Date of agreement					Sep. 13, 2011		Sep. 13, 2011
Series A Investor | Tranche One
Class Of Stock [Line Items]
Common stock, shares issued | shares		14,300,000,000
Proceeds from issuance of common stock		$ 22,000,000
Series A Investor | Mandatorily Redeemable Series A Preferred Stock | Tranche One
Class Of Stock [Line Items]
Preferred stock, shares issued | shares		22,000,000
Preferred stock issued, value per share | $ / shares		$ 1,000
Series A Investor | Mandatorily Redeemable Series A Preferred Stock | Tranche Two
Class Of Stock [Line Items]
Preferred stock, shares issued | shares	26,000,000
Proceeds from issuance of redeemable preferred stock	$ 26,000,000